Basis of presentation and significant accounting policies - Accounts receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accounts receivable, net
Recoveries of losses from accounts receivable written-off in prior years	$ 818	$ 501	$ 335
Allowance for doubtful accounts
Changes in qualifying accounts
Balance at the beginning of the period	1,299	651	487
Charged to costs and expenses	311	805	386
Deductions/other	(1,531)	(157)	(222)
Balance at the end of the period	$ 79	$ 1,299	$ 651